Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004011
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Investor Class
Trading Symbol	PRESX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Investor Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 902,764,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$902,764
Number of Portfolio Holdings	66

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Health Care	15.9
Industrials & Business Services	12.2
Information Technology	8.7
Consumer Staples	8.2
Energy	6.5
Communication Services	6.1
Consumer Discretionary	5.6
Real Estate	3.1
Other	9.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

SAP	3.5%
Siemens	3.4
AstraZeneca	3.4
Shell	2.8
TotalEnergies	2.8
ASML Holding	2.7
Unilever	2.5
Airbus	2.3
Jeronimo Martins	2.2
Deutsche Telekom	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184317
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	I Class
Trading Symbol	TEUIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - I Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 902,764,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$902,764
Number of Portfolio Holdings	66

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Health Care	15.9
Industrials & Business Services	12.2
Information Technology	8.7
Consumer Staples	8.2
Energy	6.5
Communication Services	6.1
Consumer Discretionary	5.6
Real Estate	3.1
Other	9.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

SAP	3.5%
Siemens	3.4
AstraZeneca	3.4
Shell	2.8
TotalEnergies	2.8
ASML Holding	2.7
Unilever	2.5
Airbus	2.3
Jeronimo Martins	2.2
Deutsche Telekom	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225808
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Z Class
Trading Symbol	TRZPX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 902,764,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$902,764
Number of Portfolio Holdings	66

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Health Care	15.9
Industrials & Business Services	12.2
Information Technology	8.7
Consumer Staples	8.2
Energy	6.5
Communication Services	6.1
Consumer Discretionary	5.6
Real Estate	3.1
Other	9.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

SAP	3.5%
Siemens	3.4
AstraZeneca	3.4
Shell	2.8
TotalEnergies	2.8
ASML Holding	2.7
Unilever	2.5
Airbus	2.3
Jeronimo Martins	2.2
Deutsche Telekom	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless